Share-based compensation	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Share-based compensation
25	Share-based compensation

25.1	Share-based compensation: VTEX
On November 11, 2021, the Board of Directors approved the VTEX 2021 Share Plan, or the 2021 Share Plan, substituting the
Pre-IPO
plans.
Eligible participants of the 2021 Share Plan include certain members of management and employees. Beneficiaries under 2021 Share Plan may be granted stock options and/or restricted shares units on certain determined criteria. The final eligibility of any beneficiary to participate in the 2021 Share Plan is determined by the Board of Directors.

On November 7, 2022, the Board of Directors amended and restated the 2021 Share Plan and authorized an increase of the number of shares that were available to be issued under the 2021 Share Plan (the “Plan Share Reserve”) to include (i) an additional 2,600,000 Class A common shares to be reserved for issuance to offset an aggregate of approximately 2,600,000 stock options and restricted stock units that were previously granted under
Pre-IPO
Plans and have been since forfeited or were expected to be forfeited by December 31, 2022.
As of December 31, 2023, VTEX has awarded 4,951,689 stock options and 2,879,265 restricted share units under the 2021 Share Plan that are currently outstanding and not exercised. 439,434

Class A common shares remain available for issuance under the 2021 Share Plan, amended and restated. Pursuant to the terms of the 2021 Share Plan, the Plan Share Reserve automatically renews on the first day of each fiscal year, by a number of Class A common shares equal to (1) 1.8% of the outstanding share capital on the last day of the immediately preceding fiscal year or (2) the number of Class A common shares as otherwise determined by the Board of Directors.
Both stock options and Restricted Stock Units instruments (“RSUs”) are exercisable as long as the director or employee fulfills the worked periods after the options are granted.
Set out below are summaries of options granted under the plans:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2020	9,678	2.90	5.65	0.68

Granted	1,799	10.66	—	5.10
Forfeit	(156)	8.76	—	4.44
Exercised	(2,512)	1.44	—	0.44

At December 31, 2021	8,809	4.78	5.37	1.58

Granted	3,910	4.39	—	1.98
Forfeit	(2,508)	7.22	—	3.19
Exercised	(497)	1.14	—	0.46

At December 31, 2022	9,714	4.18	4.37	1.41

Granted	1,653	4.87	—	2.42
Forfeit	(513)	6.44	—	3.72
Exercised (i)	(958)	1.02	—	0.52

At December 31, 2023	9,896	4.17	3.86	1.44

Stock options exercisable as of December 31, 2023	4,783	4.41	3.49	1.18

(i)	The number of stock options withheld for tax purposes was 38 thousand shares (79 thousand shares in 2022).
The fair value of the stock options granted was calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•	Strike Price - Average price weighted by the quantity granted;

•	Target Asset Price – The trading price closest to the granting date of the options or the trading price derived from an independent valuation report;

•	Risk-Free Interest Rate - US Treasury interest rate, according to the contractual term;

•	Volatility - According to comparable peer entities listed on the stock exchange.
The weighted average inputs used in the year ended December 31, 2023:

•	Target Asset Price – US$5.12 per share (December 31, 2022 – US$4.40 per share)

•	Risk-Free Interest Rate – 4.39% (December 31, 2022: 3.83%)

•	Volatility – 56.99% (December 31, 2022: 55.68%)

•	Expected dividend: None
The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2020	2,583	1.37

Granted	1,619	13.88
Forfeit	(576)	3.34
Settled	(625)	1.57

At December 31, 2021	3,001	7.70

Granted	2,354	5.94
Forfeit	(940)	7.91
Settled	(906)	5.86

At December 31, 2022	3,509	6.94

Granted	2,588	4.90
Forfeit	(284)	6.61
Settled (i)	(2,094)	5.57

At December 31, 2023	3,720	6.32

(i)	The number of RSUs withheld for tax purposes was 603.2 thousand shares (234.1 thousand shares in 2022).
The fair value of the restricted stock units granted was calculated using the same Target Asset Price used in the Stock Options appraisal model.

In June 2023, the Group canceled some stock option instruments, and replacement awards were issued. The total incremental fair value of US$131 will be recognized as an expense over the period from the replacement date to the end of the vesting period. The expense for the canceled stock option granted will continue to be recognized as if the stock options has not been cancelled. The fair value of the replacement award was determined using the same models and principles of the canceled contract.
For the year ended December 31, 2023, there was US$16,669 (US$16,538 in 2022 and US$26,997 in 2021) of remaining unamortized compensation costs, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted average remaining period of 1.84 years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.
The total expense, including taxes and social charges related to the share-based compensation plan for the year ended December 31, 2023, was US$ 19,071 (US$12,390 in 2022 and US$18,857 in 2021). For the year ended December 31, 2023, the Group recorded in the capital reserve the amount of US$ 13,776 (US$12,066 in 2022 and US$8,736 in 2021).
The Company must withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount to the tax authority on the employee’s behalf. The Company is settling the share-based compensation on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and only issuing the remaining shares on completion of the vesting period. If all of the shares outstanding as at December 31, 2023 were subsequently vested, the Group would be required to pay taxes of approximately US$13,847 (US$ 3,987 on December 31, 2022) considering the stock price as of December 31, 2023.

25.2	Share-based compensation: Loja Integrada
On April 29, 2021, VTEX introduced a new share-based compensation plan to selected directors and employees as a stock option and RSU plan in Loja Integrada, a subsidiary wholly owned. This share-based compensation plan also has RSU and Stock Options. Under both stock option plan and RSUs, the options have a term of 7 years as of the grant date. They are exercisable as long as the director or employee fulfills the worked periods after the options are granted.

Set out below are summaries of options granted under the plan:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2020	—	—	—	—

Granted	23.57	12.37	—	5.47
Forfeit	—	—	—	—
Exercised	—	—	—	—

At December 31, 2021	23.57	12.37	6.35	5.47

Granted	—	—	—	—
Forfeit	(15.15)	12.78	—	5.82
Exercised	—	—	—	—

At December 31, 2022	8.42	13.48	5.35	5.66

Granted	—	—	—	—
Forfeit	—	—	—	—
Exercised	—	—	—	—

At December 31, 2023	8.42	14.81	4.35	6.17

Stock options exercisable as of December 31, 2023	8.42	14.81	4.35	6.17

The fair value of the stock options granted was calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•	Strike Price - Average price weighted by the quantity granted;

•	Target Asset Price - The trading price closest to the granting date of the options or the trading price derived from an independent valuation report;

•	Risk-Free Interest Rate - Future CDI, according to the contractual term;

•	Volatility - According to comparable peer entities listed on the stock exchange.
The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2021	—	—

Granted	94.90	11.22
Settled	(11.87)	11.22

At December 31, 2021	83.03	11.22

Granted	327.27	6.54
Forfeit	(76.24)	10.70
Settled	(48.78)	9.69

At December 31, 2022	285.28	6.42

Granted	115.00	5.10
Forfeit	(82.25)	5.50
Settled (i)	(77.15)	7.17

At December 31, 2023	240.89	6.49

(i)	The number of RSUs withheld for tax purposes was 3.7 thousand shares.

For the year ended December 31, 2023, there was US$733.36 (2022 – US$1,026) of remaining unamortized compensation cost, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted-average remaining period of 1.56 years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.
The total expense, including taxes and social charges related to the Loja Integrada share-based compensation plan for the year ended December 31, 2023, was US$ 615 (US$363 in 2022). For the year ended December 31, 2023, the Group recorded in the capital reserve the amount of US$ 421 (US$581 in 2022).
The Company must withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount to the tax authority on the employee’s behalf. The Company is settling the share-based compensation on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and only issuing the remaining shares on completion of the vesting period. If all of the shares outstanding as at December 31, 2023 were subsequently vested, the Group would be required to pay taxes of approximately US$184 (US$ 175 on December 31, 2022) considering the stock price as of December 31, 2023.

25.3	Amounts recognized in the statement of profit or loss
The following table illustrates the classification of share-based compensation in the consolidated statements of profit and loss which includes both share-based compensation of VTEX and Loja Integrada, which includes social charges and taxes:

	December 31, 2023	December 31, 2022	December 31, 2021
Subscription cost	(205)	(502)	(696)
Services cost	(464)	(156)	(376)
General and administrative	(7,254)	(4,366)	(7,087)
Sales and marketing	(4,382)	(2,885)	(5,530)
Research and development	(7,380)	(4,844)	(5,896)
Total	(19,685)	(12,753)	(19,585)